RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables		$ 21,011	$ 21,011	$ 0			$ 0
Other receivables		3,482	3,482	14,297			$ 0
Increase in other receivables			3,400	$ 10,816	$ 0
Roche
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables		21,000	21,000
Milestone achieved		$ 20,000	$ 20,000
Payment terms		30 days
Proceeds from milestone achieved	$ 20,000
Qilu Pharmaceutical Co., Ltd.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables						$ 900
Subsequent Event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from value added tax recovery	1,800
Subsequent Event | Roche
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from milestone achieved	$ 20,000